Note 11 - Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross unrecognized tax benefit at January 1	$ 1,598	$ 1,181
Additions for tax provision taken in the current year	405	417
Gross unrecognized tax benefit at December 31	$ 2,003	$ 1,598